UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-07502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	11/30/16

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Emerging Markets Fund

SEMIANNUAL REPORT November 30, 2016

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R  M O R E  I N F O R M AT I O N

Back Cover

Dreyfus Emerging Markets Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Emerging Markets Fund, covering the six-month period from June 1, 2016 through November 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds advanced over the reporting period despite occasional bouts of volatility stemming from economic and political developments. In the wake of a robust market rally during the spring of 2016, a referendum in the United Kingdom to leave the European Union triggered heightened market turbulence in June. The market rally resumed over the summer as geopolitical concerns eased, and several broad measures of stock market performance climbed to record highs. Stock prices moderated prior to U.S. elections, but markets subsequently rallied to new highs in anticipation of changes in U.S. fiscal and tax policies. In the bond market, yields of high-quality sovereign bonds moved lower over much of the reporting period due to robust investor demand for current income, but yields surged higher after the election amid expectations of rising interest rates.

The transition to a new U.S. president and ongoing global economic headwinds suggest that volatility may persist in the financial markets over the foreseeable future. Some asset classes and industry groups seem likely to benefit from a changing economic and political landscape, while others probably will face challenges. Consequently, selectivity could become a more important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation

December 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period from June 1, 2016 through November 30, 2016, as provided by Warren Skillman, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended November 30, 2016, Dreyfus Emerging Markets Fund’s Class A shares produced a total return of 14.83%, Class C shares returned 14.49%, Class I shares returned 15.07%, and Class Y shares returned 15.05%.1 In comparison, the fund’s benchmark, the MSCI Emerging Markets Index ( the “Index”), achieved a 8.42% total return for the same period.2

Emerging-markets equities rallied over the reporting period in response to better economic conditions, rising commodity prices, and financial and political reforms. Robust results in China, India, and Brazil enabled the fund to outperform its benchmark.

The Fund’s Investment Approach

The fund seeks long-term capital growth. In seeking this objective, the fund invests at least 80% of its assets in the stocks of companies organized, or with a majority of assets or business, in emerging market countries. The fund considers emerging market countries to be generally all countries represented by the Index. Normally, the fund will not invest more than 25% of its total assets in any single emerging market country. We identify potential investments through quantitative and fundamental research, using a value-oriented, research-driven approach that emphasizes individual stock selection over economic and industry trends. We assess how a stock is valued relative to its intrinsic worth, the company’s efficiency and profitability, and the presence of a catalyst that could trigger an increase in the stock’s price in the near- or mid-term.

Economic Progress Bolstered Emerging Markets

The reporting period began in the midst of a strong market rebound, as concerns eased regarding the Chinese economy, political turmoil in Brazil, and unfavorable fluctuations in emerging-markets currency exchange rates against the U.S. dollar. In addition, commodity prices recovered from depressed levels, supporting better business conditions for exporters of natural resources. Developments in the United States also helped bolster investor sentiment toward developing economies, most notably the Federal Reserve Board’s decision to delay expected increases in short-term interest rates.

These positive trends continued over the summer and into the fall, augmented by economic reforms in regions such as India and Indonesia. Brazil saw a change in government after the former president was impeached on corruption charges. Although the United Kingdom’s vote to leave the European Union in June increased concerns about global instability, the Index rebounded quickly. The market rally was interrupted in November, when emerging-markets equities gave back a portion of their previous gains due to uncertainty regarding the implications of new U.S. trade and foreign policies.

China, India, and Brazil Supported Relative Performance

The fund’s results over the reporting period outpaced those of the Index. The fund’s security selection strategy in China and an overweighted position in the country proved particularly effective. Diversified conglomerate Shanghai Industrial Holdings responded positively to economic stimulus measures, and investors were attracted to a generous dividend yield. Industrial & Commercial Bank of China and China Life Insurance benefited from improved economic conditions and expectations of higher interest rates and profit margins.

DISCUSSION OF FUND PERFORMANCE (continued)

Overweighted exposure to a rallying stock market in India helped the fund participate more fully in the local market rally, and winning positions included several state-owned banks that advanced amid expectations of greater lending growth and fewer non-performing loans. Meanwhile, construction materials provider India Cements reported higher sales volumes and profit margins. In Brazil, robust relative results were driven by the materials sector, where steelmaker Gerdau and refractory products producer Magnesita Refratarios benefited from favorable currency exchange rates and expectations of higher U.S. infrastructure spending. Brazilian banks such as Banco do Brasil also fared well when non-performing loan metrics began to recover.

From an industry group perspective, all 11 of the economic sectors represented in the Index produced positive absolute and relative results for the fund over the reporting period.

On the other hand, some regions weighed on relative results to a degree. In Taiwan, lack of exposure to the materials sector and an underweighted position in microchip producer Taiwan Semiconductor Manufacturing limited the fund’s participation in the local market rally, while electronic components maker Casetek Holdings missed earnings targets due to sluggish tablet and smartphone sales. Other individual laggards included Russian wireless carrier MegaFon.

Finding Opportunities in Changing Markets

It remains to be seen whether election rhetoric regarding changes to U.S. trade policies will come to fruition under the new presidential administration. Even in the event of greater trade restrictions on China, Mexico, and other emerging markets, we believe that any renewed weakness in emerging-markets currencies could benefit certain economic sectors, such as exporters. Therefore, we have maintained the fund’s research-intensive investment approach, which seeks to identify attractive values among fundamentally strong businesses. As of the reporting period’s end, we have identified a number of such opportunities in China, Korea, and Brazil, but fewer in Taiwan and Indonesia.

December 15, 2016

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging market countries.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.
1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for the fund provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through October 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Index is a market capitalization-weighted index composed of companies representative of the market structure of select designated emerging market countries in Europe, Latin America, and the Pacific Basin. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Emerging Markets Fund from June 1, 2016 to November 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$9.75	$13.71	$8.36	$7.76
Ending value (after expenses)	$1,148.30	$1,144.90	$1,150.70	$1,150.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$9.15	$12.86	$7.84	$7.28
Ending value (after expenses)	$1,015.99	$1,012.28	$1,017.30	$1,017.85

† Expenses are equal to the fund’s annualized expense ratio of 1.81% for Class A, 2.55% for Class C, 1.55% for Class I and 1.44% for Class Y, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2016 (Unaudited)

Common Stocks - 96.7%	Shares		Value ($)
Brazil - 8.2%
Banco do Brasil	166,800		1,405,597
BRF	15,100		230,604
BRF, ADR	20,366		310,174
Cia Hering	128,000		635,449
Cia Paranaense de Energia, ADR	59,750		509,070
Duratex	213,071		431,554
Embraer, ADR	56,026		1,097,549
Fibria Celulose	54,600		500,627
Fibria Celulose, ADR	126,387		1,150,122
Gerdau, ADR	153,755		621,170
JBS	413,800		1,194,154
Magnesita Refratarios	60,880	[a]	414,201
Petroleo Brasileiro, ADR	129,040	[a]	1,402,665
Telefonica Brasil, ADR	23,365		304,913
			10,207,849
Chile - 2.2%
Cencosud	260,788		765,781
Empresa Nacional de Telecomunicaciones	115,118	[a]	1,266,989
Itau CorpBanca	96,391,275		779,977
			2,812,747
China - 21.8%
Air China, Cl. H	1,282,000		879,294
Anhui Conch Cement, Cl. H	611,000		1,768,446
CAR	982,000	[a]	1,016,626
China Communications Services, Cl. H	2,774,000		1,634,394
China Construction Bank, Cl. H	4,923,399		3,668,826
China Life Insurance, Cl. H	681,000		1,979,830
China Railway Construction, Cl. H	384,000		545,566
China Shenhua Energy, Cl. H	437,000		904,818
China ZhengTong Auto Services Holdings	2,075,000		620,641
CNOOC	669,000		843,527
Dongfeng Motor Group, Cl. H	778,000		791,390
ENN Energy Holdings	218,000		1,003,365
Haitong Securities, Cl. H	588,000		1,134,079
Industrial & Commercial Bank of China, Cl. H	6,160,090		3,772,375
Lianhua Supermarket Holdings, Cl. H	2,232,000	[a]	1,050,319
Parkson Retail Group	9,174,452		946,247

Common Stocks - 96.7% (continued)	Shares		Value ($)
China - 21.8% (continued)
Ping An Insurance Group Company of China, Cl. H	245,000		1,355,057
Shanghai Pharmaceuticals Holding, Cl. H	193,000		482,718
Sinotrans, Cl. H	1,874,000		937,423
Weichai Power, Cl. H	619,000		997,550
Zhejiang Expressway, Cl. H	854,000		912,739
			27,245,230
Greece - .3%
Hellenic Telecommunications Organization	46,488		423,725
Hong Kong - 9.4%
Brilliance China Automotive Holdings	912,000		1,276,906
China Mobile	256,500		2,799,294
China Resources Cement Holdings	1,222,000		524,626
China Resources Land	52,000		126,304
China Resources Power Holdings	955,989		1,572,671
COSCO SHIPPING Ports	2,434,581		2,548,675
Haier Electronics Group	524,000		874,178
Shanghai Industrial Holdings	726,000		2,045,136
			11,767,790
Hungary - .3%
Richter Gedeon	21,663		432,638
India - 10.0%
Bank of India	676,251	[a]	1,180,617
Bharat Heavy Electricals	317,643		603,972
Chennai Super Kings Cricket	5,440,206	[a,b]	0
Glenmark Pharmaceuticals	30,458		389,619
ICICI Bank	295,080		1,144,773
India Cements	571,964		999,803
NMDC	300,983		536,897
NTPC	458,514		1,092,881
Punjab National Bank	462,228	[a]	932,911
Reliance Industries	157,589		2,279,377
State Bank of India	335,658		1,266,889
Steel Authority of India	779,254	[a]	582,884
Tech Mahindra	214,821		1,522,757
			12,533,380
Indonesia - 1.1%
Astra Agro Lestari	609,466		744,266
Indocement Tunggal Prakarsa	538,700		634,992
			1,379,258

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.7% (continued)	Shares		Value ($)
Malaysia - 1.0%
Malayan Banking	683,500		1,189,161
Mexico - 3.8%
Alpek	628,440		866,487
Cemex, ADR	72,407	[a]	565,499
Controladora Vuela Cia de Aviacion, ADR	66,940	[a]	980,671
Grupo Financiero Santander Mexico, Cl. B, ADR	81,191		569,149
Mexichem	371,400		882,472
Nemak	1,007,000	[c]	925,955
			4,790,233
Philippines - .6%
Metropolitan Bank & Trust	511,160		770,903
Poland - 1.9%
Powszechna Kasa Oszczednosci Bank Polski	159,927		972,598
Powszechny Zaklad Ubezpieczen	204,310		1,437,447
			2,410,045
Russia - 3.7%
Gazprom, ADR	241,454		1,112,862
Lukoil, ADR	20,250		992,250
Magnit	5,538	[b]	907,241
MegaFon, GDR	66,325		580,344
MegaFon, GDR	23,488	[b,c]	207,783
Sberbank of Russia, ADR	76,249		764,396
			4,564,876
South Africa - 4.3%
Barclays Africa Group	95,383		1,065,864
Brait	73,679	[a]	445,659
Imperial Holdings	72,631		874,874
Nampak	618,507		694,626
Sasol	33,205		894,784
The Foschini Group	128,419		1,353,291
			5,329,098
South Korea - 17.0%
CJ CheilJedang	2,065		678,294
Com2uS	7,854	[a]	567,022
E-MART	8,967		1,442,022
Hankook Tire	15,201		704,755
Hyundai Marine & Fire Insurance	9,248		287,949
Hyundai Mobis	4,417		940,792
KB Financial Group	32,401		1,166,830

Common Stocks - 96.7% (continued)	Shares		Value ($)
South Korea - 17.0% (continued)
KCC	2,224		708,644
Kia Motors	38,464		1,230,532
Korea Electric Power	7,779		309,417
Korea Investment Holdings	23,914		819,260
LG	15,487		748,484
LG Chem	4,921		953,429
LG Display	29,947		717,263
LIG Nex1	10,388		669,993
POSCO	2,978		635,568
Samsung Electronics	4,324		6,457,982
Shinhan Financial Group	33,156		1,250,742
SK Hynix	26,274		964,163
			21,253,141
Taiwan - 7.3%
Advanced Semiconductor Engineering	964,840		1,036,795
Casetek Holdings	238,000		650,388
Hon Hai Precision Industry	348,074		895,494
MediaTek	108,000		750,541
Quanta Computer	407,000		758,504
Shin Kong Financial Holding	3,017,713	[a]	778,264
Simplo Technology	219,000		647,250
Taiwan Semiconductor Manufacturing	386,638		2,219,896
Tung Thih Electronic	45,000		388,260
Yuanta Financial Holding	2,760,000		1,000,157
			9,125,549
Thailand - 1.3%
Bangkok Bank	380,760		1,686,125
Turkey - 1.6%
Cola-Cola Icecek	53,900		514,887
Enka Insaat ve Sanayi	349,972		475,702
Turkiye Halk Bankasi	401,447		1,027,074
			2,017,663
United Arab Emirates - .9%
Abu Dhabi Commercial Bank	403,662		681,416
Emaar Properties	207,418		385,153
			1,066,569
Total Common Stocks (cost $108,119,111)			121,005,980

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Preferred Stocks - 1.8%	Shares		Value ($)
Brazil - 1.8%
Banco do Estado do Rio Grande do Sul, Cl. B	241,100		802,704
Itausa - Investimentos Itau	174,204		443,487
Marcopolo	550,900		430,028
Randon Implementos e Participacoes	520,101	[a]	545,929
(cost $1,681,632)			2,222,148
Rights - .0%	Number of Rights		Value ($)
Brazil - .0%
Marcopolo (cost $308)	22,035	[a]	65
Total Investments (cost $109,801,051)	98.5%		123,228,193
Cash and Receivables (Net)	1.5%		1,845,986
Net Assets	100.0%		125,074,179

ADR—American Depository Receipt
GDR—Global Depository Receipt

aNon-income producing security.
bThe valuation of these securities has been determined in good faith by management under the direction of the Board of Directors. At November 30, 2016, the value of these securities amounted to $1,115,024 or .89% of net assets.
cSecurity exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities were valued at $1,133,738 or .91% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Financials	28.6
Information Technology	13.7
Industrials	12.9
Materials	10.2
Consumer Discretionary	9.3
Energy	6.7
Consumer Staples	6.3
Telecommunication Services	5.8
Utilities	3.6
Health Care	1.0
Real Estate	.4
98.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	109,801,051	123,228,193
Cash denominated in foreign currency	730,241	722,846
Receivable for investment securities sold		1,750,907
Dividends receivable		118,635
Receivable for shares of Common Stock subscribed		51,142
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		223
Prepaid expenses		42,516
		125,914,462
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		313,140
Cash overdraft due to Custodian		40,693
Payable for investment securities purchased		163,143
Payable for shares of Common Stock redeemed		108,266
Accrued expenses		215,041
		840,283
Net Assets ($)		125,074,179
Composition of Net Assets ($):
Paid-in capital		430,424,103
Accumulated undistributed investment income—net		1,234,995
Accumulated net realized gain (loss) on investments		(319,998,932)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		13,414,013
Net Assets ($)		125,074,179

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	57,480,035	6,666,653	25,467,451	35,460,040
Shares Outstanding	6,397,055	759,512	2,754,812	3,927,662
Net Asset Value Per Share ($)	8.99	8.78	9.24	9.03

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $240,883 foreign taxes withheld at source):
Unaffiliated issuers	2,139,367
Affiliated issuers	730
Total Income	2,140,097
Expenses:
Management fee—Note 3(a)	799,200
Shareholder servicing costs—Note 3(c)	174,533
Custodian fees—Note 3(c)	96,000
Professional fees	60,260
Prospectus and shareholders’ reports	45,573
Registration fees	33,602
Distribution fees—Note 3(b)	26,403
Directors’ fees and expenses—Note 3(d)	25,302
Loan commitment fees—Note 2	1,413
Miscellaneous	14,405
Total Expenses	1,276,691
Less—reduction in expenses due to undertaking—Note 3(a)	(196,308)
Less—reduction in fees due to earnings credits—Note 3(c)	(482)
Net Expenses	1,079,901
Investment Income—Net	1,060,196
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	6,153,019
Net realized gain (loss) on forward foreign currency exchange contracts	(68,527)
Net Realized Gain (Loss)	6,084,492
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	10,239,758
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	149
Net Unrealized Appreciation (Depreciation)	10,239,907
Net Realized and Unrealized Gain (Loss) on Investments	16,324,399
Net Increase in Net Assets Resulting from Operations	17,384,595

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Operations ($):
Investment income—net	1,060,196	4,194,458
Net realized gain (loss) on investments	6,084,492	(126,809,729)
Net unrealized appreciation (depreciation) on investments	10,239,907	6,678,361
Net increase from payment by affiliate	-	1,040,563
Net Increase (Decrease) in Net Assets Resulting from Operations	17,384,595	(114,896,347)
Dividends to Shareholders from ($):
Investment income—net:
Class A	-	(1,424,638)
Class C	-	(95,243)
Class I	-	(29,328)
Class Y	-	(1,054,495)
Total Dividends	-	(2,603,704)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	3,202,942	8,916,104
Class C	336,533	360,621
Class I	2,792,109	79,291,853
Class Y	579,707	5,427,338
Dividends reinvested:
Class A	-	1,352,085
Class C	-	88,309
Class I	-	27,671
Class Y	-	698,700
Cost of shares redeemed:
Class A	(8,065,732)	(26,071,569)
Class C	(1,248,054)	(2,985,068)
Class I	(5,420,144)	(359,485,315)
Class Y	(4,272,333)	(22,803,110)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(12,094,972)	(315,182,381)
Total Increase (Decrease) in Net Assets	5,289,623	(432,682,432)
Net Assets ($):
Beginning of Period	119,784,556	552,466,988
End of Period	125,074,179	119,784,556
Undistributed investment income—net	1,234,995	174,799

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Capital Share Transactions (Shares):
Class A
Shares sold	351,928	1,092,784
Shares issued for dividends reinvested	-	179,322
Shares redeemed	(930,682)	(3,274,548)
Net Increase (Decrease) in Shares Outstanding	(578,754)	(2,002,442)
Class C
Shares sold	37,526	45,076
Shares issued for dividends reinvested	-	11,918
Shares redeemed	(145,245)	(384,529)
Net Increase (Decrease) in Shares Outstanding	(107,719)	(327,535)
Class Ia
Shares sold	301,188	9,628,007
Shares issued for dividends reinvested	-	3,580
Shares redeemed	(595,961)	(45,810,302)
Net Increase (Decrease) in Shares Outstanding	(294,773)	(36,178,715)
Class Ya
Shares sold	64,213	690,537
Shares issued for dividends reinvested	-	92,666
Shares redeemed	(487,650)	(2,877,142)
Net Increase (Decrease) in Shares Outstanding	(423,437)	(2,093,939)

[a]

During the period ended November 30, 2016, 18,854 Class Y shares representing $163,745 were exchanged for 18,408 Class I shares and during the period ended May 31, 2016, 17,476 Class Y shares representing $143,857, were exchanged for 17,388 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	November 30, 2016	Year Ended May 31,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	7.82	9.88	10.37	9.65	8.88	13.36
Investment Operations:
Investment income—net[a]	.07	.08	.07	.08	.07	.10
Net realized and unrealized gain (loss) on investments	1.10	(2.02)	(.47)	.70	.79	(3.39)
Total from Investment Operations	1.17	(1.94)	(.40)	.78	.86	(3.29)
Distributions:
Dividends from investment income-net	-	(.19)	(.09)	(.06)	(.09)	(.12)
Dividends from net realized gain on investments	-	-	-	-	-	(1.07)
Total Distributions	-	(.19)	(.09)	(.06)	(.09)	(1.19)
Payment by affiliate	-	.07	-	-	-	-
Net asset value, end of period	8.99	7.82	9.88	10.37	9.65	8.88
Total Return (%)[b]	14.83[c]	(18.91)[d]	(3.84)	8.17	9.59	(24.70)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.14[e]	2.20	1.86	1.87	1.82	1.78
Ratio of net expenses to average net assets	1.81[e]	2.00	1.66	1.67	1.75	1.78
Ratio of net investment income to average net assets	1.53[e]	1.02	.68	.80	.75	.92
Portfolio Turnover Rate	30.57[c]	80.11	54.60	52.45	42.43	45.73
Net Assets, end of period ($ x 1,000)	57,480	54,529	88,714	153,122	222,808	331,575

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d The total return would have been (19.63%) had payment not been made by The Bank of New York Mellon Corporation.
e Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	November 30, 2016	Year Ended May 31,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	7.66	9.65	10.13	9.43	8.68	13.07
Investment Operations:
Investment income (loss)—net[a]	.04	.03	(.01)	(.00)[b]	(.00)[b]	.01
Net realized and unrealized gain (loss) on investments	1.08	(1.99)	(.46)	.70	.75	(3.31)
Total from Investment Operations	1.12	(1.96)	(.47)	.70	.75	(3.30)
Distributions:
Dividends from investment income-net	-	(.10)	(.01)	-	(.00)[b]	(.02)
Dividends from net realized gain on investments	-	-	-	-	-	(1.07)
Total Distributions	-	(.10)	(.01)	-	(.00)[b]	(1.09)
Payment by affiliate	-	.07	-	-	-	-
Net asset value, end of period	8.78	7.66	9.65	10.13	9.43	8.68
Total Return (%)[c]	14.49[d]	(19.57)[e]	(4.61)	7.42	8.67	(25.30)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.87[f]	2.90	2.62	2.65	2.62	2.57
Ratio of net expenses to average net assets	2.55[f]	2.70	2.42	2.46	2.55	2.57
Ratio of net investment income (loss ) to average net assets	.82[f]	.35	(.08)	(.02)	(.04)	.14
Portfolio Turnover Rate	30.57[d]	80.11	54.60	52.45	42.43	45.73
Net Assets, end of period ($ x 1,000)	6,667	6,647	11,530	14,420	20,161	25,292

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e The total return would have been (20.20%) had payment not been made by The Bank of New York Mellon Corporation.
f Annualized.
See notes to financial statements.

	Six Months Ended
	November 30, 2016	Year Ended May 31,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	8.03	9.90	10.41	9.70	8.93	13.45
Investment Operations:
Investment income—net[a]	.08	.12	.10	.10	.10	.12
Net realized and unrealized gain (loss) on investments	1.13	(2.05)	(.48)	.71	.79	(3.42)
Total from Investment Operations	1.21	(1.93)	(.38)	.81	.89	(3.30)
Distributions:
Dividends from investment income-net	-	(.01)	(.13)	(.10)	(.12)	(.15)
Dividends from net realized gain on investments	-	-	-	-	-	(1.07)
Total Distributions	-	(.01)	(.13)	(.10)	(.12)	(1.22)
Payment by affiliate	-	.07	-	-	-	-
Net asset value, end of period	9.24	8.03	9.90	10.41	9.70	8.93
Total Return (%)	15.07[b]	(18.81)[c]	(3.58)	8.42	9.89	(24.59)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.87[d]	1.76	1.63	1.60	1.57	1.56
Ratio of net expenses to average net assets	1.55[d]	1.56	1.43	1.41	1.50	1.56
Ratio of net investment income to average net assets	1.80[d]	1.44	.98	1.03	.99	1.15
Portfolio Turnover Rate	30.57[b]	80.11	54.60	52.45	42.43	45.73
Net Assets, end of period ($ x 1,000)	25,467	24,495	388,397	633,727	616,929	634,118

a Based on average shares outstanding.
b Not annualized.
c The total return would have been (19.51%) had payment not been made by The Bank of New York Mellon Corporation.
d Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	November 30, 2016	Year Ended May 31,
Class Y Shares	(Unaudited)	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	7.84	9.90	10.42	9.04
Investment Operations:
Investment income—net[b]	.08	.13	.05	.09
Net realized and unrealized gain (loss) on investments	1.11	(2.04)	(.42)	1.41
Total from Investment Operations	1.19	(1.91)	(.37)	1.50
Distributions:
Dividends from investment income-net	-	(.22)	(.15)	(.12)
Payment by affiliate	-	.07	-	-
Net asset value, end of period	9.03	7.84	9.90	10.42
Total Return (%)	15.05[c]	(18.50)[d]	(2.81)	15.84[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.69[e]	1.68	1.42	2.01[e]
Ratio of net expenses to average net assets	1.44[e]	1.48	1.22	1.04[e]
Ratio of net investment income to average net assets	1.92[e]	1.59	.47	.96[e]
Portfolio Turnover Rate	30.57[c]	80.11	54.60	52.45
Net Assets, end of period ($ x 1,000)	35,460	34,113	63,825	1

a From July 1, 2013 (commencement of initial offering) to May 31, 2014.
b Based on average shares outstanding.
c Not annualized.
d The total return would have been (19.23%) had payment not been made by The Bank of New York Mellon Corporation.
e Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Emerging Markets Fund (the “fund”) is the sole series of Dreyfus International Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1- Unadjusted Quoted Prices	Level 2-Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common Stocks†	119,890,956	1,115,024††	0	121,005,980
Equity Securities- Foreign Preferred Stocks†	2,222,148	–	–	2,222,148
Rights†	65	–	–	65
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	–	223	–	223

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
††† Amount shown represents unrealized appreciation at period end.

At May 31, 2016, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund's fair valuation procedures.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities- Foreign Common Stock($)
Balance as of 5/31/2016	0
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	–
Purchases/ issuances	–
Sales/ dispositions	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of 11/30/2016	0
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 11/30/2016	–

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended November 30, 2016 were as follows:

Affiliated Investment Company	Value 5/31/2016 ($)	Purchases ($)	Sales ($)	Value 11/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund†	601,032	14,357,616	14,958,648	-	-

† Formerly Dreyfus Institutional Preferred Plus Money Market Fund

Certain affiliated investment companies may also invest in the fund. At November 30, 2016, Dreyfus Diversified International Fund, an affiliate of the fund, held 2,544,172 Class Y shares.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The fund follows an investment policy of investing primarily in emerging market countries. Because the fund’s investments are concentrated in emerging market countries, the fund’s performance is expected to be

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

closely tied to social, political and economic conditions within such countries and to be more volatile than the performance of more geographically diversified funds.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $320,969,303 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2016. The fund has $26,164,691 of short-term capital losses and $294,804,612 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2016 was as follows: ordinary income $2,603,704. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus had agreed, from June 1, 2016 through October 1, 2016, to waive receipt of a portion of the fund’s management fee in the amount of .20% of the value of the fund’s average daily net assets. Dreyfus has contractually agreed from October 1, 2016 until October 1, 2017, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.75% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $196,308 during the period ended November 30, 2016.

During the period ended November 30, 2016, the Distributor retained $1,682 from commissions earned on sales of the fund’s Class A shares and $30 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2016, Class C shares were charged $26,403 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2016, Class A and Class C shares were charged $72,807 and $8,801, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2016, the fund was charged $15,354 for transfer agency services and $1,063 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $482.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2016, the fund was charged $96,000 pursuant to the custody agreement.

During the period ended November 30, 2016, the fund was charged $4,876 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $128,189, Distribution Plan fees $4,168, Shareholder Services Plan fees $13,154, custodian fees $254,979, Chief Compliance Officer fees $6,501 and transfer agency fees $17,385, which are offset against an expense reimbursement currently in effect in the amount of $111,236.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended November 30, 2016, redemption fees charged and retained by the fund amounted to $3,725.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities forward contracts, during the period ended November 30, 2016, amounted to $38,202,106 and $50,138,005, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended November 30, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at November 30, 2016:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation ($)
Purchases:
JP Morgan Chase Bank
Euro,
Expiring
12/1/2016	919	974	974	-
Sales:
Deutsche Bank
Polish Zloty,
Expiring
12/1/2016	514,181	122,553	122,339	214
Northern Trust Bank
Hong Kong Dollar,
Expiring
12/1/2016	2,379,693	306,809	306,800	9
Gross Unrealized Appreciation				223

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At November 30, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	223	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	223	-
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	223	-

The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of November 30, 2016:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Deutsche Bank	214		-	-	214
Northern Trust Bank	9		-	-	9
Total	223		-	-	223

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended November 30, 2016:

Average Market Value ($)
Forward contracts	296,120

At November 30, 2016, accumulated net unrealized appreciation on investments was $13,427,142, consisting of $21,958,753 gross unrealized appreciation and $8,531,611 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

For More Information

Dreyfus Emerging Markets Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DRFMX Class C: DCPEX Class I: DRPEX Class Y: DYPEX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0327SA1116

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 26, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 26, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)